Shareholders' equity: - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in share capital
Balance at the beginning	$ 147,115	$ 88,739
Issued in consideration for acquisition of remaining BLU-5937 Assets (note 6)		47,749
Issued in connection with the Offering (note 8 (a))	209,729	37,297
Balance at the end	$ 292,029	$ 147,115
Called-up share capital
Changes in number of shares issued
Balance at the beginning	78,337,361	55,378,660
Issued in consideration for acquisition of remaining BLU-5937 Assets (note 6)		4,770,000
Issued in connection with the Offering (note 8 (a) (i))	28,000,000	17,888,889
Issued upon stock options exercise (note 8 (b) (i))	53,000	128,222
Issued upon broker warrants exercise (note 8 (b) (ii))		171,590
Balance at the end	106,390,361	78,337,361
Changes in share capital
Balance at the beginning	$ 575,286	$ 486,401
Issued in consideration for acquisition of remaining BLU-5937 Assets (note 6)		47,749
Issued in connection with the Offering (note 8 (a))	224,000	40,250
Issued upon stock options exercise (note 8 (b) (i))	105	334
Issued upon broker warrants exercise (note 8 (b) (ii))		552
Balance at the end	$ 799,391	$ 575,286